May 5, 2015

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

and its Massachusetts Mutual Variable Annuity Separate Account 4

Post-Effective Amendment No. 14 to Registration Statement on Form N-4

Prospectus Title: MassMutual Transitions®

File Nos. 333-73406, 811-08619

Class Identifier: C000021313

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Annuity Separate Account 4 (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 14 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 29, 2015 and became effective on May 1, 2015; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Vice President & Senior Counsel for Massachusetts Mutual Life Insurance Company